UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
Central Cash Management Fund, DWS Variable NAV Money Fund and Treasury Portfolio
Each a Series of Investors Cash Trust
Investment Company Act file number  811-06103
Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)
John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)
Registrant's telephone number, including area code:  617-295-1000
Date of fiscal year end:  03/31
Central Cash Management Fund
Treasury Portfolio
Date of fiscal year end:  08/31
DWS Variable NAV Money Fund
Date of reporting period:  7/1/09-6/30/10
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06103
Reporting Period: 07/01/2009 - 06/30/2010
Investors Cash Trust

========================== A      TREASURY PORTFOLIO ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= CENTRAL CASH MANAGEMENT FUND =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= DWS VARIABLE NAV MONEY FUND ==========================
                                There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES
[See General Instruction F]
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                      Investors Cash Trust

By (Signature and Title)* /s/Michael G. Clark
Michael G. Clark, Chief Executive Officer
Date  8/17/10
* Print the name and title of each signing officer under his or her signature.